WARRANT LIABILITY (Details 3) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Weighted Average Assumptions:
Risk-free Interest Rate	4.90%	4.07%
Expected Dividend Yield	0.00%	0.00%
Expected warrant life (years)	2 months 23 days	8 months 23 days
Expected Stock Price Volatility	41.71%	56.80%
Weighted Average Fair Value	$ 0.002	$ 0.05